Related Parties Balances and Transactions - Schedule of Related Parties Transactions (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Related Parties Transactions [Line Items]
Due from related parties	¥ 566	¥ 553
Due to related parties	¥ 40,787	35,244
Mr. Bao [Member]
Schedule of Related Parties Transactions [Line Items]
Related parties, relationship	Controlling shareholder of the Company
Due to related parties	¥ 17,279	11,839
Mr. He [Member]
Schedule of Related Parties Transactions [Line Items]
Related parties, relationship	Beneficial shareholder of the Company
Mr. Yu [Member]
Schedule of Related Parties Transactions [Line Items]
Related parties, relationship	Chief Financial Officer of the Company
Mr. Wu [Member]
Schedule of Related Parties Transactions [Line Items]
Related parties, relationship	Director of the Company
Philectronics [Member]
Schedule of Related Parties Transactions [Line Items]
Related parties, relationship	An equity method investee of the Company
Due from related parties	¥ 566	553
Grandsky Phoenix Limited [Member]
Schedule of Related Parties Transactions [Line Items]
Related parties, relationship	100% owned by Mr. Bao
Due to related parties	¥ 22,503	23,405
Mr. Wu [Member]
Schedule of Related Parties Transactions [Line Items]
Due from related parties	¥ 1,005